Borrowings - Composition (Details) € in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Jul. 31, 2022 GBP (£)	Jul. 31, 2022 USD ($)	Jul. 17, 2022	Dec. 31, 2021 GBP (£)
Borrowings
Current	£ (437,000,000)						£ (79,000,000)
Non-current	(10,003,000,000)						(87,000,000)
Total borrowings	(10,440,000,000)						(166,000,000)
Commercial paper
Borrowings
Current	(302,000,000)
Total borrowings	(302,000,000)
Commercial paper | Euro
Borrowings
Nominal value				£ 2,000,000,000
Commercial paper | USD
Borrowings
Nominal value | $					$ 10,000,000,000
Loan and overdrafts
Borrowings
Current	(91,000,000)						(49,000,000)
Total borrowings	(91,000,000)						(49,000,000)
Lease liabilities
Borrowings
Current	(44,000,000)						(30,000,000)
Non-current	(117,000,000)						(87,000,000)
Total borrowings	(161,000,000)						£ (117,000,000)
Non-voting preference shares
Borrowings
Non-current	(25,000,000)
Total borrowings	(25,000,000)
Interest rate						9.50%
Bonds
Borrowings
Non-current	(9,861,000,000)
Total borrowings	(9,861,000,000)
Sterling Eurobond 2028 | GBP
Borrowings
Total borrowings	(299,000,000)
Nominal value	£ 300,000,000
Interest rate	2.875%	2.875%	2.875%
Sterling Eurobond 2038 | GBP
Borrowings
Total borrowings	£ (398)
Nominal value	£ 400,000,000
Interest rate	3.375%	3.375%	3.375%
Euro Eurobond 2026 | Euro
Borrowings
Total borrowings	£ (694)
Nominal value | €		€ 850
Interest rate	1.25%	1.25%	1.25%
Euro Eurobond 2030 | Euro
Borrowings
Total borrowings	£ (663)
Nominal value | €		€ 750
Interest rate	1.75%	1.75%	1.75%
Eurobond Due 2034 | Euro
Borrowings
Total borrowings	£ (659)
Nominal value | €		€ 750
Interest rate	2.125%	2.125%	2.125%
USD callable bond due 2024 | SOFR | USD
Borrowings
Total borrowings | $			$ (249)
Nominal value | $			$ 300,000,000
Borrowings, adjustment to interest rate basis	0.89%	0.89%	0.89%
USD callable bond due 2024 | Fixed interest rate | USD
Borrowings
Total borrowings | $			$ (581)
Nominal value | $			$ 700,000,000
Interest rate	3.024%	3.024%	3.024%
USD Bond 2027 | USD
Borrowings
Total borrowings | $			$ (1,653)
Nominal value | $			$ 2,000,000,000
Interest rate	3.375%	3.375%	3.375%
USD Bond 2029 | USD
Borrowings
Total borrowings | $			$ (822)
Nominal value | $			$ 1,000,000,000
Interest rate	3.375%	3.375%	3.375%
USD Bond 2032 | USD
Borrowings
Total borrowings | $			$ (1,652)
Nominal value | $			$ 2,000,000,000
Interest rate	3.625%	3.625%	3.625%
USD Bond 2052 | USD
Borrowings
Total borrowings | $			$ (806)
Nominal value | $			$ 1,000,000,000
Interest rate	4.00%	4.00%	4.00%
USD Bond 2025 | USD
Borrowings
Total borrowings | $			$ (1,385)
Nominal value | $			$ 1,750,000,000
Interest rate	3.125%	3.125%	3.125%